Summary of Significant Accounting Policies (Details)	3 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Jun. 30, 2026 HKD ($)	Mar. 31, 2026 HKD ($)
Summary of Significant Accounting Policies [Line Items]
Maximum protection amount (in Dollars)					$ 800,000	$ 800,000
Provision for credit loss (in Dollars)
Allowance for credit loss (in Dollars)
Impairment losses (in Dollars)
Settlement percentage	50.00%		50.00%
Redeemable shares initial carrying amount (in Dollars)	$ 812,851		$ 812,851
Generated from referral business (in Dollars)	$ 540	$ 32,800
United States Dollar [Member]
Summary of Significant Accounting Policies [Line Items]
Exchanges rates	7.8		7.8		7.8	7.8
Customer Concentration Risk [Member] | One Customer [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			31.30%	68.10%
Customer Concentration Risk [Member] | Two Customer [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			26.10%	12.40%
Customer Concentration Risk [Member] | Three Customer [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			11.60%
One Supplier [Member] | Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			21.30%	70.30%
Two Supplier [Member] | Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			20.00%	7.90%
Three Supplier [Member] | Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			15.60%	5.50%
Business Combination [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of voting interest	10.00%		10.00%